UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:                 ______________

Central Index Key Number of securitizer:          ______________

_____________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_                          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002051569

Towd Point Mortgage Trust 2025-CRM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Chetan Vohra, (646) 885-3589
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.             Findings and Conclusions of a Third Party Due Diligence Report Obtained By  the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information. In addition, please see Item 3, Exhibit 99.3 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibits 99.1 and 99.2 should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2025-CRM1.

Item 3.                              Exhibits
99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 –      Executive Summary/Narrative
Schedule 2 –      Rating Agency Grades (Group A)
Schedule 3 –      Exception Grades (Group A)
Schedule 4 –      Valuation Summary (Group A)
Schedule 5 –      Supplemental Data (Group A)
Schedule 6 –      Supplemental Data (Group A)
Schedule 7 –      ASF (Group A)
Schedule 8 –      Supplemental HELOC (Group A)
Schedule 9 –      Business Purpose (Group A)
Schedule 10 –    Data Compare Summary (Total) (Group A)
Schedule 11 –    Rating Agency Grades (Group B)
Schedule 12 –    Exception Grades (Group B)
Schedule 13 –    Valuation Summary (Group B)
Schedule 14 –    Supplemental Data (Group B)
Schedule 15 –    ASF (Group B)
Schedule 16 –    Business Purpose (Group B)
Schedule 17 –    Data Compare Summary (Total) (Group B)
Schedule 18 –    Rating Agency Grades (Group C)
Schedule 19 –    Exception Grades (Group C)
Schedule 20 –    Valuation Summary (Group C)
Schedule 21 –    Supplemental Data (Group C)
Schedule 22 –    ASF (Group C)
Schedule 23 –    Data Compare Summary (Total) (Group C)

99.2      Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 –   Executive Summary/Narrative
Schedule 2 –   Loan Level Exception
Schedule 3 –   Exception Level
Schedule 4 –   Rating Agency Loan Level Grades
Schedule 5 –   Valuations Report
Schedule 6 –   Data Compare
Schedule 7 –   Data Extract

99.3      Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: January 24, 2025
CRM 2 DEPOSITOR, LLC (Depositor)

By: /s/ Chetan Vohra
Name: Chetan Vohra Title: Senior Managing Director

EXHIBIT INDEX
Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 –      Executive Summary/Narrative
Schedule 2 –      Rating Agency Grades (Group A)
Schedule 3 –      Exception Grades (Group A)
Schedule 4 –      Valuation Summary (Group A)
Schedule 5 –      Supplemental Data (Group A)
Schedule 6 –      Supplemental Data (Group A)
Schedule 7 –      ASF (Group A)
Schedule 8 –      Supplemental HELOC (Group A)
Schedule 9 –      Business Purpose (Group A)
Schedule 10 –    Data Compare Summary (Total) (Group A)
Schedule 11 –    Rating Agency Grades (Group B)
Schedule 12 –    Exception Grades (Group B)
Schedule 13 –    Valuation Summary (Group B)
Schedule 14 –    Supplemental Data (Group B)
Schedule 15 –    ASF (Group B)
Schedule 16 –    Business Purpose (Group B)
Schedule 17 –    Data Compare Summary (Total) (Group B)
Schedule 18 –    Rating Agency Grades (Group C)
Schedule 19 –    Exception Grades (Group C)
Schedule 20 –    Valuation Summary (Group C)
Schedule 21 –    Supplemental Data (Group C)
Schedule 22 –    ASF (Group C)
Schedule 23 –    Data Compare Summary (Total) (Group C)

99.2      Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 –   Executive Summary/Narrative
Schedule 2 –   Loan Level Exception
Schedule 3 –   Exception Level
Schedule 4 –   Rating Agency Loan Level Grades
Schedule 5 –   Valuations Report
Schedule 6 –   Data Compare
Schedule 7 –   Data Extract

99.3      Mortgage Loans Excluded from Securitization Transaction